Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current segment assets	€ 133,923	€ 131,321
Investment in associate	22,932	38,345
Marketable securities	7,492	107,561
Other receivables	1,920	1,808
Total non-current assets	166,267	279,035
Denmark [member]
Disclosure of operating segments [line items]
Non-current segment assets	30,336	29,656
North America [member]
Disclosure of operating segments [line items]
Non-current segment assets	89,439	91,755
Germany [member]
Disclosure of operating segments [line items]
Non-current segment assets	€ 14,148	€ 9,910